Note 9 - Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Investments in and Advances to Affiliates, Schedule of Investments [Text Block]
Note
10
- Investments

In
January 2015,
the Company made a
$5,000
passive investment into
Peer5,
a Tel Aviv, Israel based internet infrastructure company focused on improving the scalability and efficiency of mobile and internet content delivery.

Note
9
- Investments

In
January 2015,
the Company made a
$5,000
passive investment into
Peer5,
a Tel Aviv, Israel based internet infrastructure company focused on improving the scalability and efficiency of mobile and internet content delivery.